Operating Lease Arrangements - Future Aggregate Minimum Lease Collection Under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	$ 1,130	$ 1,255
Within one year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	344	353
1-5 Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	580	659
More Than 5 Year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	$ 206	$ 243